Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions, shares in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Consolidated statement of changes in equity
Impact of the Group's cash flow hedges, net gain (loss) deferred to other comprehensive income		€ 5,892.0	€ 4,113.0	€ (1,555.0)
Net gain (loss) recycled to the income statement		1,226.0	€ 408.0	(1,279.0)
Reissue of treasury shares	799.1
Reissue of treasury shares, value	€ 1,742.0
Tax credit related to issue of mandatory convertible bonds		€ 1,426.8		€ 1,944.0